Contracted concessional, PP&E and other intangible assets	12 Months Ended
Dec. 31, 2023
Contracted concessional, PP&E and other intangible assets [Abstract]
Contracted concessional, PP&E and other intangible assets
Note 6.- Contracted concessional, PP&E and other intangible assets

The Company has assets recorded as intangible or financial assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16 and right of use assets under IFRS 16 or intangible assets under IAS 38. For further details on the application of IFRIC 12 to assets of the Company, see Appendix III.

The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2023:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Cost					Land	Technical installations	Total assets
Total as of January 1, 2023	818,170	2,787	8,845,151	120,308	137,767	938,799	10,862,982
Additions	-	-	27,531	4,409	62	50,805	82,807
Subtractions	-	-	-	(644)	-	(5,487)	(6,131)
Business combinations (Note 5)	-	-	-	4,486	-	1,565	6,051
Currency translation differences	5,025	(132)	84,060	4,756	1,515	19,847	115,071
Reclassification and other movements	(38,016)	-	348	17,632	-	(11,537)	(31,573)
Total cost, as of December 31, 2023	785,179	2,655	8,957,090	150,947	139,344	993,992	11,029,207

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Total as of January 1, 2023	(69,557)	-	(3,088,778)	(26,783)	-	(194,605)	(3,379,723)
Additions	-	-	(358,602)	(11,869)	-	(41,924)	(412,395)
Impairment charges	-	-	-	-	-	(16,079)	(16,079)
Reversal of impairment	13,378	-	-	-	-	-	13,378
Currency translation differences	(199)	-	(32,084)	(533)	-	(4,511)	(37,327)
Reclassification and other movements	-	-	-	372	-	6,834	7,206
Total depreciation, amortization and impairment, as of December 31, 2023	(56,378)	-	(3,479,464)	(38,813)	-	(250,285)	(3,824,940)

Total net book value, as of December 31, 2023	728,801	2,655	5,477,626	112,134	139,344	743,707	7,204,267

The increase in the contracted concessional assets cost is primarily due to the higher value of the Euro denominated assets since the exchange rate of the Euro increased against the U.S. dollar since December 31, 2022 and to the investments for the year in operating concessional assets and assets under development or construction. The increase in accumulated depreciation, amortization and impairment is primarily due to the amortization charge for the year and the impairment registered in Chile PV1 (see further explanation below).

The decrease included in “Reclassification and other movement” is mainly due to the reclassification from the long to the short term of the current portion of the contracted concessional financial assets.

The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2022:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Cost					Land	Technical installations	Total assets
Total as of January 1, 2022	874,525	2,843	9,068,646	100,109	137,037	835,975	11,019,135
Additions	-	-	32,941	5,637	3,532	75,182	117,292
Subtractions	-	(57)	(499)	(1,510)	-	(8,495)	(10,561)
Business combinations (Note 5)	-	-	-	16,993	-	58,002	74,995
Currency translation differences	1,760	1	(258,735)	(4,446)	(2,802)	(21,090)	(285,312)
Reclassification and other movements	(58,115)	-	2,798	3,525	-	(775)	(52,567)
Total cost, as of December 31, 2022	818,170	2,787	8,845,151	120,308	137,767	938,799	10,862,982

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Depreciation, amortization and impairment					Land	Technical installations	Total assets
Total as of January 1, 2022	(62,889)	-	(2,769,345)	(21,578)	-	(143,755)	(2,997,567)
Additions	(6,560)	-	(357,401)	(6,865)	-	(43,414)	(414,240)
Impairment charges			(41,238)	-	-	(20,446)	(61,684)
Reversal of impairment	-	-	-	859	-	7,643	8,502
Currency translation differences	(108)	-	79,206	801	-	5,367	85,266
Total depreciation, amortization and impairment, as of December 31, 2022	(69,557)	-	(3,088,778)	(26,783)	-	(194,605)	(3,379,723)

Total net book value, as of December 31, 2022	748,613	2,787	5,756,373	93,525	137,767	744,194	7,483,259

The decrease in the contracted concessional assets cost was primarily due to the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2021, that more than offset the increase resulting from business combinations and the additions for the year that primarily corresponded to investments in operating concessional assets and assets under development or construction. The increase in accumulated depreciation, amortization and impairment was primarily due to the amortization charge for the year and the impairment registered in Solana, Chile PV1 and Chile PV2 (see further explanation below).

The decrease included in “Reclassification and other movement” was mainly due to the reclassification from the long to the short term of the current portion of the contracted concessional financial assets.

Solana triggering event of impairment

Considering the continued delays in the works and replacements that the Company was carrying out in the storage system at Solana and their impact on production in 2022, as well as an increase in the discount rate, the Company identified an impairment triggering event as of December 31, 2022, in accordance with IAS 36, Impairment of assets. As a result, an impairment test was performed using historical level of output (generation), which resulted in the recording of an impairment loss of $41 million in 2022.

The impairment was recorded within the line “Depreciation, amortization and impairment charges” of the consolidated profit and loss statement, decreasing the amount of intangible assets under IFRIC 12 pertaining to the Renewable energy sector and the North America geography. The recoverable amount considered was the value in use and amounted to $881 million for Solana, as of December 31, 2022.

No triggering event of impairment was identified in Solana as of December 31, 2023.

Chile PV1 and Chile PV2 triggering event of impairment

Considering that expected electricity prices in Chile over the remaining useful life of Chile PV1 and Chile PV2 further decreased in 2023, the Company identified an impairment triggering event as of December 31, 2023, in accordance with IAS 36, Impairment of assets. As a result, an impairment test has been performed which resulted in the recording of an impairment loss of $16 million for Chile PV1 ($8 million in 2022) and no impairment for Chile PV2 ($12 million in 2022).
The impairment has been recorded within the line “Depreciation, amortization and impairment charges” of the consolidated profit and loss statement, decreasing the amount of Property, plant and equipment under IAS 16 pertaining to the Renewable energy sector and the South America geography. The recoverable amount considered is the value in use and amounts to $40 million for Chile PV1 and $22 million for Chile PV2 as of December 31, 2023 ($58 million and $22 million respectively as of December 31,2022). A specific discount rate has been used in each year considering changes in the debt/equity leverage ratio over the useful life of the projects, resulting in the use of a range of pre-tax discount rate between 7.7% and 8.7% for Chile PV1 and 7.7% and 9.8% for Chile PV2 (between 7.5% and 8.4% for Chile PV1 and between 7.5% and 8.3% for Chile PV2 in 2022).
The value of the net assets contributed by Chile PV 1 and PV2 to these Consolidated Financial Statements, excluding non-controlling interest, is close to nil as of December 31, 2023.
An adverse change in the key assumptions which are individually used for the valuation could lead to future impairment recognition; specifically, a 5% decrease in electricity prices over the entire remaining useful life of these projects would generate an additional total impairment of approximately $3 million. An increase of 50 basis points in the discount rate would lead to an additional total impairment of approximately $2 million.
The Company did not identify any other triggering event of impairment of its contracted concessional, PP&E and other intangible assets as of December 31, 2023 and 2022.
Expected credit losses
The impairment provision based on the expected credit losses on contracted concessional financial assets, calculated in accordance with IFRS 9, Financial instruments, decreased by $13 million in the year ended December 31, 2023, primarily in ACT following an improvement of its client’s credit risk metrics (increased by $7 million in the year ended December 31, 2022, primarily in ACT).